Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION
12. SUPPLEMENTARY FINANCIAL INFORMATION
Other (Income) and Deductions
–
Net

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Professional fees	$2	$2	$7	$4
Recoverable Pension and OPEB – non-service costs	5	4	14	13
Gain on disposal of assets	—	(1)	—	(1)
AFUDC – equity income	(26)	(14)	(65)	(41)
Interest and investment income – net	(11)	(5)	(19)	(21)
Other	1	(1)	2	1

Total other (income) and deductions – net	$(29)	$(15)	$(61)	$(45)

Interest Expense and Related Charges
	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Interest	$217	$177	$618	$501
Amortization of discount, premium and debt issuance costs	2	3	5	10
Less AFUDC – capitalized interest portion	(18)	(10)	(45)	(30)

Total interest expense and related charges	$201	$170	$578	$481

Accounts Receivable
–
Net
Accounts receivable reported on our balance sheet consisted of the following:

	At September 30, 2025	At December 31, 2024
Accounts receivable	$1,186	$987
Allowance for uncollectible accounts	(20)	(17)

Accounts receivable – net	$1,166	$970

The accounts receivable balance from REP subsidiaries of our two largest customers, collectively represented 28% and 23%, respectively, of our accounts receivable balance at September 30, 2025 and 22% and 19%, respectively, of our accounts receivable balance at December 31, 2024. No other customer represented 10% or more of the total accounts receivable at such dates.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Prepayments and Other Current Assets
Prepayments and other current assets reported on our balance sheet consisted of the following:

	At September 30, 2025	At December 31, 2024
Insurance prepayments	$40	$27
Local franchise tax prepayments	81	79
Other	18	18

Prepayments and other current assets	$139	$124

Investments and Other Property
Investments and other property reported on our balance sheet consisted of the following:

	At September 30, 2025	At December 31, 2024
Assets related to employee benefit plans	$185	$172
Non-utility property – land	10	10
Other	1	1

Total investments and other property	$196	$183

Consolidated VIE
Receivables LLC is considered a VIE under ASC 810. We are the primary beneficiary of this VIE because we have the power to direct borrowing and repayment activities of the AR Facility for the VIE, the obligation to absorb losses and the right to receive benefits that could be significant to the VIE. See Note 5 for more information on the AR Facility. As a result, we consolidate Receivables LLC. Receivable LLC’s assets and liabilities on the balance sheets consisted of the following:

	At September 30, 2025	At December 31, 2024
Assets
Cash and cash equivalents	$8	$5
Advances to affiliate	4	4
REP Accounts receivable – net	826	622
Income tax receivable	7	5
Unamortized AR Facility costs	—	1

Total assets	$845	$637

Property, Plant and Equipment
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant At September 30, 2025	At September 30, 2025	At December 31, 2024
Assets in service:
Distribution	2.7% / 36.5 years	$22,402	$20,880
Transmission	2.4% / 41.9 years	17,491	16,599
Other assets (a)	8.3% / 12.1 years	2,285	2,238

Total		42,178	39,717
Less accumulated depreciation		10,081	9,723

Net of accumulated depreciation		32,097	29,994
Construction work in progress		3,534	1,704
Held for future use		70	71

Property, plant and equipment – net		$35,701	$31,769

(a)	Includes intangible capitalized software and general property, plant and equipment.
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At September 30, 2025			At December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$719	$139	$580	$705	$134	$571
Capitalized software and other	1,322	441	881	1,311	450	861

Total	$2,041	$580	$1,461	$2,016	$584	$1,432

Aggregate amortization expense for intangible assets totaled $35 million and $28 million for the three months ended September 30, 2025 and 2024, respectively, and $100 million and $85 million for the nine months ended September 30, 2025 and 2024, respectively. The estimated annual amortization expense for the five-year period from 2025 to 2029, based on rates in effect at September 30, 2025, is as follows:

Year	Amortization Expense
2025	$134
2026	$139
2027	$139
2028	$139
2029	$139

Other Noncurrent Assets
Other noncurrent assets reported on our balance sheet consisted of the following:

	At September 30, 2025	At December 31, 2024
Fair value of derivative noncurrent assets	$69	$—
Prepayments – noncurrent	10	8
Other	33	23

Total other noncurrent assets	$112	$31

Other Noncurrent Obligations
Other noncurrent obligations reported on our balance sheet consisted of the following:

	At September 30, 2025	At December 31, 2024
Investment tax credits	$2	$2
Customer advances for construction – noncurrent	250	199
Litigation claim obligations	5	3
Fair value of derivative liabilities	74	21
Other	105	77

Total other noncurrent obligations	$436	$302

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2025	2024
Cash payments related to:
Interest	$492	$416
Less capitalized interest	(45)	(30)

Total interest payments (net of amounts capitalized)	$447	$386

Amount in lieu of income taxes (Note 9):
Federal	$—	$45
State	31	29

Total payments in lieu of income taxes	$31	$74

ROU assets obtained in exchange for operating lease obligations (noncash)	$135	$37
Noncash financing activities:
Debt extinguished through legal defeasance (Note 5)	$9	$—
Noncash investing activities:
Construction expenditures financed through accounts payable (a)	$666	$473

(a)	Represents end-of-period accruals.

13. SUPPLEMENTARY FINANCIAL INFORMATION
Other (Income) and Deductions
–
Net

	Years Ended December 31,
	2024	2023	2022
Professional fees	$6	$8	$7
Recoverable Pension and OPEB – non-service costs	17	32	56
Non-recoverable pension and OPEB	(1)	(3)	2
Gain on sale of non-utility property	(1)	(9)	(12)
AFUDC – equity income	(60)	(50)	(36)
Interest and investment (income) loss – net	(28)	(13)	2
Other	4	4	1

Total other (income) and deductions – net	$(63)	$(31)	$20

Interest Expense and Related Charges
	Years Ended December 31,
	2024	2023	2022
Interest	$683	$552	$453
Amortization of discount, premium and debt issuance costs	14	13	10
Less AFUDC – capitalized interest portion	(44)	(29)	(18)

Total interest expense and related charges	$653	$536	$445

Accounts Receivable
–
Net
Accounts receivable reported on our balance sheet consisted of the following:

	At December 31,
	2024	2023
Accounts receivable	$987	$958
Allowance for uncollectible accounts	(17)	(14)

Accounts receivable – net	$970	$944

The accounts receivable balance from REP subsidiaries of our two largest customers, collectively represented 22% and 19%, respectively, of our accounts receivable balance at December 31, 2024 and 22% and 20%, respectively, of the accounts receivable balance at December 31, 2023. No other customer represented 10% or more of the total accounts receivable during such periods.
Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.

Prepayments and Other Current Assets
Prepayments and other current assets reported on our balance sheet consisted of the following:

	At December 31,
	2024	2023
Insurance prepayments	$27	$9
Local franchise tax prepayments	79	78
Other	18	14

Prepayments and other current assets	$124	$101

Investments and Other Property
Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2024	2023
Assets related to employee benefit plans (a)	$172	$137
Non-utility property – land	10	19
Other	1	2

Total investments and other property	$183	$158

(a)
The majority of these assets, which are held in rabbi trusts, represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. At December 31, 2024 and 2023, the face amount of these policies totaled $205 million and $191 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $121 million and $100 million, respectively. Changes in cash surrender value are netted against premiums paid. Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Consolidated VIE
Receivables LLC is considered a VIE under ASC 810. We are the primary beneficiary of this VIE because we have the power to direct AR Facility related activities of the VIE, the obligation to absorb losses and the right to receive benefits that could be significant to the VIE. See Note 6 for more information on the AR Facility. As a result, we consolidate Receivables LLC. Receivables LLC’s assets and liabilities on the balance sheets consisted of the following:

	At December 31,
	2024	2023
Assets:
Cash and cash equivalents	$5	$—
Advances to affiliate	4	—
REP Accounts receivable – net	622	638
Income tax receivable	5	4
Unamortized AR Facility costs	1	2

Total assets	$637	$644

Property, Plant and Equipment
–
Net
Property, plant and equipment – net reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/ Average Life of Depreciable Plant at December 31, 2024	At December 31,
		2024	2023
Assets in service:
Distribution	2.7% / 36.5 years	$20,880	$18,865
Transmission	2.4% / 41.9 years	16,599	15,001
Other assets	8.1% / 12.3 years	2,238	2,097

Total		39,717	35,963
Less accumulated depreciation		9,723	9,301

Net of accumulated depreciation		29,994	26,662
Construction work in progress		1,704	1,339
Held for future use		71	56

Property, plant and equipment – net		$31,769	$28,057

Depreciation expense as a percent of average depreciable property approximated 2.6% and 2.7% for the years ended December 31, 2024 and 2023, respectively.
Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2024			At December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$705	$134	$571	$679	$127	$552
Capitalized software and other	1,311	450	861	1,238	416	822

Total	$2,016	$584	$1,432	$1,917	$543	$1,374

Aggregate amortization expense for intangible assets totaled $114 million, $97 million and $76 million for the years ended December 31, 2024, 2023 and 2022, respectively. At December 31, 2024, the weighted average remaining useful lives of capitalized land easements and software were 82 years and 7 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Years	Amortization Expenses
2025	$131
2026	$131
2027	$131
2028	$131
2029	$131
Goodwill totaling $4.740 billion was reported on our balance sheet at both December 31, 2024 and 2023. See Note 1 regarding goodwill impairment assessment and testing.

Operating Lease and Other Obligations
Operating lease and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2024	2023
Operating lease liabilities	$193	$112
Investment tax credits	2	3
Customer advances for construction – noncurrent	199	105
Litigation claim obligations	3	6
Fair value of derivative liabilities	21	—
Other	77	79

Total operating lease and other obligations	$495	$305

Supplemental Cash Flow Information

	Years Ended December 31,
	2024	2023	2022
Cash payments related to:
Interest	$632	$519	$441
Less capitalized interest	(44)	(29)	(18)

Interest payments (net of amounts capitalized)	$588	$490	$423

Amount in lieu of income taxes (a):
Federal	$45	$109	$99
State	29	28	24

Total payments in lieu of income taxes	$74	$137	$123

Noncash investing activities:
Construction expenditures financed through accounts payable (b)	$422	$319	$305
Noncash land swap	$10	$—	$—

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.